Description of Business	6 Months Ended
Jun. 30, 2025
Description of Business
Description of Business
1)	Description of Business

KNOT Offshore Partners LP (the “Partnership”) was formed as a limited partnership under the laws of the Republic of the Marshall Islands. The Partnership was formed for the purpose of acquiring 100% ownership interests in four shuttle tankers owned by Knutsen NYK Offshore Tankers AS (“KNOT” or “Knutsen NYK”) in connection with the Partnership’s initial public offering of its common units (the “IPO”), which was completed on April 15, 2013.

As of June 30, 2025, the Partnership had a fleet of eighteen shuttle tankers, the Windsor Knutsen, the Bodil Knutsen, the Recife Knutsen, the Fortaleza Knutsen, the Carmen Knutsen, the Hilda Knutsen, the Torill Knutsen, the Ingrid Knutsen, the Raquel Knutsen, the Tordis Knutsen, the Vigdis Knutsen, the Lena Knutsen, the Brasil Knutsen, the Anna Knutsen, the Tove Knutsen , the Synnøve Knutsen, the Tuva Knutsen and the Live Knutsen, each referred to as a “Vessel” and, collectively, as the “Vessels”. The Vessels operate under fixed charter contracts to charterers, with expiration dates between 2026 and 2031. Please see Note 4—Operating Leases.

On July 2, 2025, the Partnership’s wholly owned subsidiary, KNOT Shuttle Tankers AS, acquired from KNOT all outstanding shares in KNOT Shuttle Tankers 37 AS, the company that owns the Daqing Knutsen. Please see Note 22—Subsequent Events. The acquisition of the Daqing Knutsen will be accounted for as an acquisition of an asset. As a result, the Partnership will record the results of operations of the Daqing Knutsen in its consolidated statement of operations from July 2, 2025.

The unaudited condensed consolidated financial statements have been prepared assuming that the Partnership will continue as a going concern.

The Partnership expects that its primary future sources of funds will be available cash, cash from operations, borrowings under any new loan agreements, any vessel sales and the proceeds of any debt or equity financings. The Partnership believes that these sources of funds (assuming the current rates earned from existing charters) will be sufficient to cover operational cash outflows, working capital requirements and ongoing obligations under the Partnership’s lease obligations and financing commitments to pay loan interest and make scheduled loan repayments and to make distributions on its outstanding units assuming the Partnership is able to timely refinance its maturing credit facilities on similar terms as its existing facilities. Accordingly, as of September 29, 2025, the Partnership believes that its current resources, including the undrawn portion of its revolving credit facilities of $38.5 million, are sufficient to meet working capital requirements and other cash requirements for its current business for at least the next twelve months. See Note 13—Long-Term Debt.